FAIR VALUE MEASUREMENTS - Additional information (Details) - ITHAX ACQUISITION CORP.	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfer into level 3	$ 0
Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of the Public Warrants transferred from a Level 3	$ 8,200,000